Cover	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-40284
Entity Registrant Name	Solid Power, Inc.
Entity Central Index Key	0001844862
Entity Tax Identification Number	86-1888095
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	486 S. Pierce Avenue
Entity Address, Address Line Two	Suite E
Entity Address, City or Town	Louisville
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	303
Local Phone Number	219-0720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	SLDP
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	SLDPW
Security Exchange Name	NASDAQ